Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Central Index Key	0001840416
Entity Registrant Name	Sono Group N.V.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41066
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	Waldmeisterstraße 76
Entity Address, Postal Zip Code	80935
Entity Address, City or Town	Munich
Entity Address, Country	DE
Title of 12(b) Security	Ordinary Shares, par value of €0.06 per share
Trading Symbol	SEVCQ
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	90,946,073
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1275
Auditor Location	Munich, Germany
Auditor Name	Alexander Fiedler
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Waldmeisterstraße 76
Entity Address, Postal Zip Code	80935
Entity Address, City or Town	Munich
Entity Address, Country	DE
Contact Personnel Name	Torsten Kiedel
City Area Code	49 (0)89
Local Phone Number	4520 5818